Loans and Financing - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about loans and financing [line items]
Assets pledged and bank guarantees as collateral for loans	$ 705.1	$ 799.8
Financial guarantee contracts [member]
Disclosure of detailed information about loans and financing [line items]
Guarantees given	$ 1,941.5	$ 1,998.9